UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Address of principal executive offices)       (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           10/31

Date of reporting period:         1/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
January 31, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Consumer Durables & Apparel--6.7%
Christian Dior	230,000		39,852,290
Hermes International	13,801		4,683,210
			44,535,500
Consumer Services--1.9%
McDonald's	137,150		12,678,146
Diversified Financials--3.5%
BlackRock	32,500		11,066,575
Eurazeo	90,482		6,355,926
JPMorgan Chase & Co.	105,100		5,715,338
			23,137,839
Energy--12.1%
Canadian Natural Resources	130,000		3,762,200
Chevron	258,800		26,534,764
ConocoPhillips	25,000		1,574,500
Exxon Mobil	380,808		33,290,235
Imperial Oil	160,000		5,937,600
Phillips 66	5,000		351,600
Statoil, ADR	157,468		2,645,462
Total, ADR	125,400	a	6,459,354
			80,555,715
Food & Staples Retailing--2.2%
Walgreens Boots Alliance	200,000		14,750,000
Food, Beverage & Tobacco--26.9%
Altria Group	262,500		13,938,750
Anheuser-Busch InBev	25,000		3,051,474
British American Tobacco, ADR	80,000		9,012,000
Coca-Cola	746,200		30,721,054
Danone, ADR	682,000		9,179,720
Diageo, ADR	165,000		19,491,450
Nestle, ADR	400,000		30,604,000
PepsiCo	106,175		9,957,092
Philip Morris International	552,500		44,332,600
SABMiller	150,000		8,172,512
			178,460,652
Health Care Equipment & Services--1.3%
Abbott Laboratories	190,300		8,517,828
Household & Personal Products--8.1%
L'Oreal, ADR	935,000	a	33,519,750
Procter & Gamble	243,000		20,482,470
			54,002,220
Insurance--1.1%
ACE	35,000		3,778,600
Zurich Insurance Group	10,100	b	3,352,863
			7,131,463
Materials--3.2%

Air Liquide, ADR	857,043	a	21,546,061
Media--3.0%
Comcast, Cl. A	144,000		7,652,880
News Corp., Cl. A	80,350	b	1,196,412
Twenty-First Century Fox, Cl. A	341,400		11,320,824
			20,170,116
Pharmaceuticals, Biotech & Life Sciences--13.6%
AbbVie	190,300		11,484,605
Celgene	5,000	b	595,800
Gilead Sciences	53,000	b	5,555,990
Johnson & Johnson	180,225		18,047,731
Novartis, ADR	50,000	a	4,870,000
Novo Nordisk, ADR	275,000		12,254,000
Roche Holding, ADR	1,122,000		37,878,720
			90,686,846
Retailing--.4%
LVMH Moet Hennessy Louis Vuitton	15,775		2,547,058
Semiconductors & Semiconductor Equipment--3.2%
ASML Holding, (New York Shares)	40,000		4,157,600
Intel	250,941		8,291,091
Texas Instruments	165,000		8,819,250
			21,267,941
Software & Services--2.4%
International Business Machines	75,000		11,498,250
Oracle	100,000		4,189,000
			15,687,250
Technology Hardware & Equipment--7.6%
Apple	397,000		46,512,520
QUALCOMM	65,000		4,059,900
			50,572,420
Transportation--2.5%
Canadian Pacific Railway	80,000		13,973,600
Union Pacific	22,000		2,578,620
			16,552,220
Total Common Stocks
(cost $268,835,783)			662,799,275

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,787,000)	1,787,000	[c]	1,787,000
Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,927,926)	10,927,926	[c]	10,927,926
Total Investments (cost $281,550,709)	101.6%		675,514,201
Liabilities, Less Cash and Receivables	(1.6%)		(10,958,051)
Net Assets	100.0%		664,556,150

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was $10,586,143 and the value of the collateral held by the fund was $10,927,926.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $393,963,492 of which $398,528,612 related to appreciated investment securities and $4,565,120 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	26.9
Pharmaceuticals, Biotech & Life Sciences	13.6
Energy	12.1
Household & Personal Products	8.1
Technology Hardware & Equipment	7.6
Consumer Durables & Apparel	6.7
Diversified Financials	3.5
Materials	3.2
Semiconductors & Semiconductor Equipment	3.2
Media	3.0
Transportation	2.5
Software & Services	2.4
Food & Staples Retailing	2.2
Consumer Services	1.9
Money Market Investments	1.9
Health Care Equipment & Services	1.3
Insurance	1.1
Retailing	.4
101.6

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	379,492,425	-		-	379,492,425
Equity Securities - Foreign Common Stocks+	215,291,517	68,015,333	++	-	283,306,850
Mutual Funds	12,714,926	-		-	12,714,926
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)